Restricted Cash (Tables)	3 Months Ended
Mar. 31, 2023
Restricted Cash
Summary of reconciliation of cash, cash equivalents and restricted cash
	December 31,
	2022	2021
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$162,561	$422,841
Restricted cash included within prepaid expenses and other current assets	253	—
Restricted cash included within other non-current assets	4,014	4,000
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$166,828	$426,841